Capital Commitments	12 Months Ended
Jun. 30, 2018
Additional information [abstract]
Capital Commitments	Capital Commitments Amounts contracted but not provided for in the financial statements amounted to £nil in the year ended 30 June 2018 (2017 : £nil).